Condensed Consolidated Balance Sheets - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member] - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 6,709,012	$ 5,712,741	$ 4,360,475	$ 1,673,799	$ 1,747,857
Prepayments	1,092,521	193,358
Other receivable and deposit	1,459,506	882,711		966,610
Total current assets	9,261,039	6,788,810		2,640,409
Property and equipment, net	383,711	671,943		143,187
TOTAL ASSETS	9,644,750	7,460,753		2,783,596
CURRENT LIABILITIES
Accounts payable and accrued liabilities	602,025	1,064,670		275,625
Business and related taxes payable	1,015,604	556,813		142,652
Other payable	6,568,941	5,410,913		1,481,136
TOTAL LIABILITIES	8,186,570	7,032,396		1,899,413
COMMITMENTS AND CONTINGENCIES
EQUITY
Share capital	1,721,020	1,721,020		1,721,020
Accumulated deficit	(212,469)	(1,263,459)		(837,466)
Accumulated other comprehensive income (deficit)	(50,372)	(29,204)		629
Total Equity	1,458,179	428,357		884,183
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 9,644,750	$ 7,460,753		$ 2,783,596